UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS 96.85%

Agricultural Chemicals - 1.88%
3,431	CF Industries Holdings, Inc.	$ 894,256

Ball & Roller Bearings - 1.53%
12,369	Timken Co.	727,050

Beverages - 1.37%
11,934	Dr. Pepper Snapple Group, Inc.	649,926

Cable & Other Pay Television Services - 1.01%
6,299	Scripps Network Interactive, Inc. Class-A	478,157

Computer Communications Equipment - 1.27%
5,678	F5 Networks, Inc. *	605,445

Computer Storage Devices - 1.10%
6,423	Sandisk Corp.	521,483

Crude Petroleum & Natural Gas - 3.00%
9,693	Gulfport Energy Corp. *	689,948
10,354	Noble Energy, Inc.	735,548
		1,425,496
Electromedical & Electrotherapeutic Apparatus - 2.19%
11,229	Thoratec Corp. *	402,110
7,590	Varian Medical Systems, Inc. *	637,484
		1,039,594
Electronic Computers - 0.62%
546	Apple, Inc.	293,060

Fabricated Structural Metal Products - 1.69%
5,391	Valmont Industries, Inc.	802,396

Food & Kindred Products - 1.70%
9,710	Mead Johnson Nutrition Co.	807,289

Heavy Construction Other Than Building Const - Contractors - 2.85%
7,317	Fluor Corp.	568,750
12,370	Jacobs Engineering Group, Inc. *	785,495
		1,354,245
Household Appliances - 0.89%
2,829	Whirlpool Corp.	422,822

Industrial Instruments For Measurement, Display and Control - 1.13%
4,031	Roper Industries, Inc.	538,179

Industrial Organic Chemicals - 3.54%
1,962	NewMarket Corp.	766,710
13,854	Westlake Chemical Corp.	916,858
		1,683,568
Leather & Leather Products - 0.88%
8,459	Coach, Inc.	420,074

Machine Tools, Metal Cutting Types - 1.69%
18,173	Kennamental, Inc.	805,064

Measuring & Controlling Device - 1.40%
17,163	Trimble Navigation Ltd. *	667,126

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.94%
3,567	PVH Corp.	445,055

Miscellaneous Fabricated Metal Products - 1.37%
5,447	Parker Hannifin Corp.	652,060

Miscellaneous Food Preparation - 2.07%
9,342	Keurig Green Mountain, Inc.	986,422

Motor Vehicle Parts & Accessories - 3.36%
4,437	Autoliv, Inc.	445,253
8,716	Borgwarner, Inc.	535,773
19,531	Gentex Corp.	615,812
		1,596,838
Oil & Gas Field Machinery & Equipment - 1.64%
7,915	Oil States International, Inc. *	780,419

Oil & Gas Field Services, NEC - 1.55%
10,226	Oceaneering International, Inc.	734,840

Ophthalmic goods - 1.03%
3,561	The Copper Companies, Inc.	489,139

Petroleum Refining - 1.75%
17,502	HollyFrontier Corp. *	832,745

Pharmaceutical Preparations - 9.51%
4,762	Alexion Pharmaceuticals, Inc. *	724,443
10,320	Biomarin Pharmaceutical, Inc. *	703,927
5,170	Perrigo Co.	799,592
2,448	Regeneron Pharmaceuticals, Inc. *	735,086
8,317	Salix Pharmaceuticals Ltd. *	861,724
7,428	United Therapeutics Corp. *	698,455
		4,523,227
Plastics, Materials, Synthetic Resins & Non-Vulcan Elastomers - 1.09%
7,794	Albemarle Corp.	517,677

Retail-Auto & Home Supply Stores - 1.63%
5,228	O'Reilly Automotive, Inc. *	775,783

Retail-Catalog & Mail-Order Houses - 1.72%
6,870	Schein Henry, Inc. *	820,072

Retail-Food Stores - 1.20%
12,967	GNC Holdings, Inc.	570,807

Retail-Home Furniture, Furnishings & Equipment Stores - 1.42%
9,819	Bed Bath & Beyond, Inc. *	675,547

Retail-Shoe Stores - 1.81%
18,367	Footlocker, Inc.	862,882

Retail-Variety Stores - 1.36%
11,616	Dollar General Corp. *	644,456

Rubber & Plastics Footware - 1.61%
9,599	Deckers Outdoor Corp. *	765,328

Semiconductors & Related Devices - 3.43%
13,079	Maxim Integrated Products, Inc.	433,177
9,513	Microchip Technology, Inc.	454,341
19,758	Skyworks Solution, Inc. *	741,320
		1,628,838
Services-Advertising Agencies - 0.89%
15,001	Conversant, Inc. *	422,278

Services-Business Services, NEC - 1.92%
6,890	Akamai Technologies, Inc. *	401,067
429	Priceline.com, Inc. *	511,321
		912,388
Services-Commercial Physical & Biological Research - 1.04%
9,231	Incyte Corp. *	494,043

Services-Computer Integrated Systems - 1.38%
11,756	Jack Henry & Associates, Inc.	655,516

Services-Computer Programming, Data Processing, Etc. - 0.89%
2,295	Linkedin Corp., Class-A *	424,437

Services-Computer Processing & Data Preparation - 1.26%
6,307	DST Systems, Inc.	597,842

Services-Consumer Credit Report - 1.31%
9,180	Equifax, Inc.	624,515

Services-Help Supply Services - 1.34%
15,147	Robert Half International, Inc.	635,418

Services-Hospitals - 1.40%
10,739	Mednax, Inc. *	665,603

Services-Management Consulting - 1.76%
7,321	Towers Watson & Co. Class-A	834,960

Services-Prepackaged Software - 4.80%
6,928	Citrix Systems, Inc. *	397,944
10,929	Informatica Corp. *	412,898
9,070	Splunk, Inc. *	648,414
25,599	Symantec Corp.	511,212
15,314	Tibco Software, Inc. *	311,181
		2,281,649
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.98%
7,032	Carpenter Technology Corp.	464,393

Trucking - 1.84%
15,442	Old Dominion Freight Line, Inc. *	876,179

Watches, Clocks, Clockwork Operated Devices/Parts - 1.22%
4,962	Fossil Group, Inc. *	578,420

Wholesale-Apparel, Piece Goods - 1.36%
6,915	Michael Kors Holding, Ltd. *	644,962

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.38%
11,613	AmersourceBergen Corp.	761,696
4,475	Nu Skin Enterprises, Inc. Class A	370,754
		1,132,450
Wholesale-Groceries, General Line - 1.72%
11,521	United Natural Foods, Inc. *	817,069

Women's, Misses', Children's & Infants' Undergarments - 1.17%
20,092	Guess?, Inc.	554,539

TOTAL FOR COMMON STOCKS (Cost $35,569,741) - 96.85%		$ 46,054,026

TOTAL INVESTMENTS (Cost $35,569,741) - 96.85%		$ 46,054,026

OTHER ASSETS LESS LIABILITIES - 3.15%		1,498,689

NET ASSETS - 100.00%		$ 47,552,715

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS
At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,569,741 amounted to $10,484,285, which consisted of aggregate gross unrealized appreciation of
$10,952,308 and aggregate gross unrealized depreciation of $468,023.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for .

determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$46,054,026	$0	$0	$46,054,026
Total		$46,054,026	$0	$0	$46,054,026

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2014

Shares		Value

COMMON STOCKS - 7.28%

Beverages - 0.37%
3,015	The Coca-Cola Co.	$ 116,560
1,505	Pepsico, Inc.	125,667
		242,227
Commercial Bank Non-US - 1.34%
270,945	Kuwait Finance House (Kuwait)	875,009

Construction, Mining & Materials Handling Machinery & Equipment - 0.13%
1,017	Dover Corp.	83,140

Converted Paper & Paperboard Products - 0.14%
831	Kimberly- Clark Corp.	91,618

Cutlery, Handtools & General Hardware - 0.19%
1,560	Stanley Black & Decker, Inc.	126,734

Electromedical & Electrotherapeutic Apparatus - 0.15%
1,591	Medtronic, Inc.	97,910

Electronic & Other Electrical Equipment - 0.14%
1,413	Emerson Electric Co.	94,388

General Industrial Machinery & Equipment - 0.15%
1,165	Illinois tool Works, Inc.	94,749

Household Furniture - 0.20%
3,962	Leggett & Platt, Inc.	129,320

Industrial Inorganic Chemicals - 0.16%
856	Air Products & Chemicals, Inc.	101,898

Men's & Boys Furnishings - 0.33%
1,796	Cintas Corp.	107,060
1,760	V.F. Corp.	108,909
		215,969
Miscellaneous Food Preparations & Kindred Products - 0.20%
1,806	McCormick & Co., Inc.	129,562

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.16%
528	PPG Industries, Inc.	102,147

Perfumes, Cosmetics & Other Toilet Preparations - 0.20%
2,045	Colgate-Palmolive Co.	132,659

Pharmaceutical Preparations - 0.56%
3,311	Abbott Laboratories	127,507
1,870	AbbVie, Inc.	96,118
1,432	Johnson & Johnson	140,665
		364,290
Retail-Variety Stores - 0.37%
2,000	Family Dollar Stores, Inc.	116,020
1,624	Wal-Mart Stores, Inc.	124,122
		240,142
Retail-Building Materials, Hardware, Garden Supply - 0.20%
667	The Sherwin-Williams Co.	131,486

Retail-Drug Stores & Proprietary Store - 0.18%
1,733	Walgreen Co.	114,430

Retail-Lumber & Other Building Materials - 0.15%
1,966	Lowe's Companies, Inc.	96,137

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.19%
1,578	The Procter & Gamble Co.	127,187

Special Industry Machinery - 0.17%
1,412	Pentair Ltd.	112,028

Specialty Cleaning, Polishing & Sanita - 0.19%
1,436	The Clorox Co.	126,382

Surgical & Medical Instruments & Apparatus - 0.48%
740	3M Co.	100,389
824	Becton, Dickinson & Co.	96,474
789	C.R. Bard, Inc.	116,756
		313,619
Telephone Communications - 0.21%
3,534	AT&T, Inc.	123,937
508	Knowles Corp.	16,038
		139,975
Wholesale-Motor Vehicle Supplies & New Parts - 0.21%
1,563	Genuine Parts Co.	135,747

Wholesale-Chemicals & Allied Products - 0.14%
971	Sigma-Aldrich Corp.	90,672

Wholesale-Drugs Proprietaries & Druggist - 0.19%
1,758	Cardinal Health, Inc.	123,025

Wholesale-Durable Goods - 0.19%
487	W.W. Grainger, Inc.	123,045

TOTAL FOR COMMON STOCKS (Cost $3,628,172) - 7.28%		4,755,495

SUKUKS - 38.08%
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates)	312,000
1,000,000	ADIB Sukuk, 3.745%, 11/14/2015 (United Arab Emirates)	1,039,600
1,000,000	ADCB Islamic Finance 4.071%, 11/22/2016 (Cayman Island),	1,066,030
300,000	ALHILA, 3.267%, 10/08/2018	311,217
500,000	Dewa Sukuk 2013 Ltd., 3.000%, 03/05/2018	509,250
1,000,000	Dib Tier 1 Sukuk Ltd., 6.250%, 03/20/2049	1,006,250
1,900,000	EIB Sukuk Ltd,, 4.147%, 01/11/2018 (United Arab Emirates)	1,999,940
1,900,000	EIB Sukuk Ltd,, 4.718%, 01/18/2017 (United Arab Emirates)	2,033,190
500,000	Emirat Medjool Ltd., 3.875%, 03/19/2023 (Cayman Islands)	419,935
500,000	FGB Sukuk, 3.797%, 8/02/2016 (Cayman Islands)	526,950
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	510,550
300,000	IDB Trust Services, Ltd., 1.535%, 06/04/2018 (Jersey)	299,310
1,000,000	IBD Trust Services, Ltd., 1.8125%, 03/06/2019 (Jersey)	997,110
1,600,000	Perusahaan Pener Indois Sukuk, 4.000%, 11/21/2018 (Indonesia)	1,634,000
1,080,000	MAF Sukuk Ltd., 5.850%, 02/07/2017 (Cayman Islands)	1,189,080
600,000	Perusahaan Pener Indois, 3.30%, 11/21/2022 (Indonesia)	537,750
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015 (United Arab Emirates)	602,620
800,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	813,000
500,000	QTELQD, 3.039%, 12/03/2018	508,750
1,650,000	Saudi Electricity Global Sukuk, 4.211%, 04/03/2022 (Saudi Arabia)	1,705,687
1,000,000	Saudi Electricity Global Sukuk, 3.473%, 04/08/2023 (Cayman Islands)	980,000
2,200,000	Sime Darby Global Sukuk, 3.29%, 01/29/2023 (Malaysia)	2,093,500
800,000	SOQ Sukuk Q.S.C., 3.241%, 01/18/2023 (Qatar)	801,920
500,000	TF Varlick Kiralama Sukuk, 3.95%, 05/02/2018 (Turkey)	489,250
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021 (Malaysia)	1,215,630
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016 (Malaysia)	1,258,920

TOTAL FOR SUKUKS (Cost $24,886,013) - 38.08%		24,861,439

OPEN END MUTUAL FUNDS - 2.29%
133,525	Qatar Islamic Bank	1,493,606

TOTAL FOR MUTUAL FUNDS (Cost $1,498,662) - 2.29%		1,493,606

TIME DEPOSITS - 11.81%
1,750,316	Kuveyt Turk Participation Bank, 2.58%, 02/08/2014 (Turkey)	1,750,316
2,050,719	Kuveyt Turk Participation Bank, 2.7675%, 03/13/2015 (Turkey)	2,050,719
1,069,960	Kuveyt Turk Participation Bank, 2.78%, 10/12/2014 (Turkey)	1,069,960
394,335	Kuveyt Turk Participation Bank 2.549%, 11/14/2014 (Turkey)	394,335
2,445,570	Turkiye Finans Bank, 2.81%, 02/13/2015 (Turkey)	2,445,570

TOTAL FOR TIME DEPOSITS (Cost $7,710,900) 11.81%		7,710,900

SHORT TERM INVESTMENTS - 3.01%
714,136	Albaraka Turk Participation, 3.15%, 02/16/2014 (Turkey)	714,136
517,416	Albaraka Turk Participation, 3.08%, 03/02/2014 (Turkey)	517,416
734,937	Albaraka Turk Participation, 3.28%, 10/16/2014 (Turkey)	734,937

TOTAL SHORT-TERM INVESTMENTS (Cost $1,966,489) - 3.01%		1,966,489

TOTAL FOR INVESTMENTS (Cost $62,960,379) - 62.47%		40,787,929

OTHER ASSETS LESS LIABILITIES - 37.53%		24,506,581

NET ASSETS - 100.00%		$ 65,294,510

** Variable rate security; the savings account rate shown represents the yield at March 31, 2014.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS
At March 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $62,960,379 amounted to $1,257,262, which consisted of aggregate gross unrealized appreciation of
$1,610,745 and aggregate gross unrealized depreciation of $353,483.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for .

determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		4,755,495	$0	$0	$4,755,495
Mutual Funds		1,493,606	$0	$0	$0
Sukuks		24,861,439	$0	$0	$0
Cash Equivalents		9,677,389	$0	$0	$9,677,389
Total		$40,787,929	$0	$0	$40,787,929

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date April 21, 2014